Label	Element	Value
Pacer Swan SOS Flex (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $7.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.60%
Pacer Swan SOS Flex (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Pacer Swan SOS Flex (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $390.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Pacer Swan SOS Flex (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $520.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)
Pacer Swan SOS Flex (April) ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $755.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.60%)
Pacer Swan SOS Flex (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.50%
Pacer Swan SOS Flex (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.00%)
Pacer Swan SOS Flex (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%